FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 4) (USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities [Absract]
Sold receivables at the beginning of the year			$ 535	$ 435
Proceeds from sale of receivables	590	535	3,662	3,491
Cash collections (remitted to the owner of the receivables)			3,635	3,393
Effect of currency exchange rate changes			28	2
Sold receivables at the end of the year	$ 590	$ 535	$ 590	$ 535